Stockholders' Equity (Details 6) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Share-based compensation expense	$ 238,312	$ 774,417	$ 498,881	$ 1,152,309	$ 1,682,063	$ 880,765